Schedule of Account Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 4,653,773	$ 5,069,616	$ 2,609,212
Accrued marketing	1,240,370	2,388,987	1,582,470
Accrued payroll and benefits	1,041,088	833,322	1,093,263
Accrued gaming liabilities	208,128	446,626	758,536
Accrued professional fees	359,856	555,967	704,748
Accrued jackpot liabilities	327,524	297,970	432,504
Accrued interest
Accrued other liabilities	1,007,588	2,751,564	988,082
Accrued legal settlement (Note 13)			289,874
Total	$ 8,895,070	$ 12,344,052	$ 8,458,689